Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) h
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Delinquent participant contribution, not corrected | $	$ 123
Part Time Employees
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Requisite service period, minimum working hours | h	1,000